Credit Facilities - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Feb. 27, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 15, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Mar. 15, 2017 CAD ($)	Mar. 15, 2016 CAD ($)
Disclosure Of Bank Debt Facilities
Amount		$ 1,264,000		$ 770,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Information about covenants imposed by lenders on credit facilities		The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at June 30, 2018.
Maximum net debt to tangible net worth ratio		75.00%
Minimum interest coverage ratio		3.00
Amount		$ 1,264,000		$ 770,000
Revolving Term Loan [member] | Extension of revolving term loan [member]
Disclosure Of Bank Debt Facilities
Credit facility extension fees	$ 1,000
Maximum available credit under revolving term loan	$ 2,000,000
Revolving Term Loan [member] | Bottom of range [member]
Disclosure Of Bank Debt Facilities
Stand-by fees rate charged for undrawn facilities		0.24%
Revolving Term Loan [member] | Bottom of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		1.20%
Revolving Term Loan [member] | Bottom of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread		0.20%
Revolving Term Loan [member] | Top of range [member]
Disclosure Of Bank Debt Facilities
Stand-by fees rate charged for undrawn facilities		0.44%
Revolving Term Loan [member] | Top of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread		2.20%
Revolving Term Loan [member] | Top of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread		1.20%
Letter of Guarantee in favour of Her Majesty the Queen in Right of Canada [member]
Disclosure Of Bank Debt Facilities
Annual fee associated with Letter of Credit		1.00%
Amount			$ 10		$ 11	$ 192
Letter of credit, cancellation date		Dec. 18, 2018